NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interest [line items]
Assets	$ 366,903,925	$ 322,895,870
Liabilities	327,432,278	287,456,313
Revenue	39,064,492	38,468,156	$ 37,055,156
Profit (loss)	5,668,502	4,631,616	5,365,454
Comprehensive income	6,121,261	4,402,305	6,067,184
Cash flows from (used in) operating activities	5,901,630	10,020,718	$ 5,634,994
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Assets	46,988,876	38,146,485
Liabilities	33,716,537	26,113,816
Revenue	11,537,283	10,318,526
Profit (loss)	1,849,023	2,292,396
Comprehensive income	780,417	1,016,955
Cash flows from (used in) operating activities	2,508,786	800,867
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Assets	232,334,894	208,268,384
Liabilities	206,995,928	185,769,784
Revenue	22,354,860	21,906,817
Profit (loss)	4,549,032	2,504,605
Comprehensive income	2,036,654	971,373
Cash flows from (used in) operating activities	(1,170,862)	8,534,336
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Assets	51,663,460	45,090,745
Liabilities	46,474,881	40,111,534
Revenue	3,921,938	4,233,815
Profit (loss)	585,905	340,557
Comprehensive income	(37,375)	146,773
Cash flows from (used in) operating activities	2,482,879	1,132,652
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Assets	4,133,467
Liabilities	1,462,473
Revenue	1,477,232
Profit (loss)	580,202
Comprehensive income	(1,237)
Cash flows from (used in) operating activities	404,241
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Assets	17,563,247	16,589,069
Liabilities	15,651,553	14,712,590
Revenue	1,633,004	1,704,123
Profit (loss)	192,248	163,915
Comprehensive income	(21,771)	71,426
Cash flows from (used in) operating activities	303,074	835,271
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Assets	29,910,656	27,394,730
Liabilities	26,541,256	24,204,935
Revenue	2,619,626	2,673,349
Profit (loss)	314,577	234,754
Comprehensive income	6,443	35,841
Cash flows from (used in) operating activities	$ 485,518	$ 1,090,176